CASH AND CASH EQUIVALENTS (Details) ₨ in Thousands, CAD in Thousands, $ in Thousands	Feb. 29, 2016 INR (₨)	Feb. 29, 2016 CAD	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($)	Feb. 28, 2014 USD ($)
Cash and Cash Equivalents
Total Cash and Cash Equivalents			$ 4,277	$ 23,692	$ 18,992
Percent of total, cash and cash equivalents	100.00%	100.00%	100.00%	100.00%
Minimum
Cash and Cash Equivalents
Bank Cash Requirement			$ 1,000	$ 10,000
US Dollar
Cash and Cash Equivalents
Total Cash and Cash Equivalents			$ 1,600	$ 15,010
Foreign Exchange Rate to USD	1.000	1.000	1.000	1.000
Percent of total, cash and cash equivalents	37.40%	37.40%	37.40%	63.40%
Canadian Dollar
Cash and Cash Equivalents
Total Cash and Cash Equivalents		CAD 53	$ 39	$ 4,106
Foreign Exchange Rate to USD	0.736	0.736	0.736
Percent of total, cash and cash equivalents	0.90%	0.90%	0.90%	17.30%
Indian Rupee
Cash and Cash Equivalents
Total Cash and Cash Equivalents	₨ 158,951		$ 2,317	$ 2,497
Foreign Exchange Rate to USD	0.015	0.015	0.015
Percent of total, cash and cash equivalents	54.20%	54.20%	54.20%	10.50%
Other
Cash and Cash Equivalents
Total Cash and Cash Equivalents			$ 321	$ 2,079
Percent of total, cash and cash equivalents	7.50%	7.50%	7.50%	8.80%